JPMorgan Equity Income Fund Annual Fund Operating Expenses - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Equity Income Fund	Jun. 30, 2026
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.20%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.95%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.70%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.55%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.45%